Restricted Cash (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted Cash [Abstract]
Restricted cash	$ 2,192,015	$ 2,931,357
Letter of guarantee for operation	384,615	461,538
Banking facilities